Cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 219.0	€ 325.3
Restricted cash	0.2	4.2
Total cash and cash equivalents	219.2	329.5	€ 186.1	€ 126.8	€ 0.0
Bank overdrafts	0.0	0.0
Cash and cash equivalents per Statement of Cash Flows	€ 219.2	329.5
Restricted cash, foreign law requirement		€ 3.6